Nature of the business	12 Months Ended
Dec. 31, 2021
Nature of the business [Abstract]
Nature of the business
Note 1.- Nature of the business

Atlantica Sustainable Infrastructure plc (“Atlantica” or the “Company”) is a sustainable infrastructure company with a majority of its business in renewable energy assets. Atlantica currently owns, manages and invests in renewable energy, storage, efficient natural gas and heat, electric transmission lines and water assets focused on North America (the United States, Canada and Mexico), South America (Peru, Chile, Colombia and Uruguay) and EMEA (Spain, Italy, Algeria and South Africa).

Atlantica’s shares trade on the NASDAQ Global Select Market under the symbol “AY”.

Algonquin Power & Utilities Corp. (“Algonquin”) is the largest shareholder of the Company and owns a 43.6% stake in Atlantica as of December 31, 2021. Algonquin’s voting rights and rights to appoint directors are limited to 41.5% and the difference between Algonquin´s ownership and 41.5% will vote replicating non-Algonquin’s shareholders’ vote.

During the year 2020, the Company completed the following investments:

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On April 3, 2020, the Company made an initial investment in the creation of a renewable energy platform in Chile, together with financial partners, where it owns an approximately 35% stake and has a strategic investor role. The first investment was the acquisition of a 55 MW solar PV plant (“Chile PV 1”). The Company’s initial contribution was approximately $4 million. In addition, on January 6, 2021, the Company closed its second investment through the platform with the acquisition of a 40 MW solar PV plant (“Chile PV 2”). The total equity investment for this new asset was approximately $5.0 million. The platform intends to make further investments in renewable energy in Chile and sign Power Purchase Agreements (“PPAs” ) with credit worthy off-takers.

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In January 2019, the Company entered into an agreement with Abengoa (references to “Abengoa” refer to Abengoa, S.A., together with its subsidiaries, or Abenewco1, S.A. together with its subsidiaries, unless the context otherwise requires) for the acquisition of a 51% stake in Tenes, a water desalination plant in Algeria. Closing of the acquisition was subject to certain conditions precedent, which were not fulfilled. On May 31, 2020, the Company entered into a new agreement, which provided the Company with certain additional decision rights, including the right to appoint the majority of directors of the board of Befesa Agua Tenes, and therefore controls the asset.

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On August 17, 2020, the Company closed the acquisition of Liberty Interactive’s equity interest in Solana. Liberty Interactive was the tax equity investor in the Solana project. The total equity investment is expected to be up to $285 million of which $272 million has already been paid.

In January 2021 the Company closed the acquisition of 42.5% of the equity of Rioglass Solar Holding S.A. (“Rioglass”) a supplier of spare parts and services to the solar industry, increasing its stake to 57.5%. In addition, on July 22, 2021 the Company exercised the option to acquire the remaining stake of 42.5%. The investment made in 2021 to acquire the additional 85% equity, resulting in a 100% ownership, was approximately $17.1 million (Note 5).

On April 7, 2021, the Company closed the acquisition of Coso, a 135 MW renewable asset in California. Coso is the third largest geothermal plant in the United States and provides base load renewable energy to the California Independent System Operator (California ISO). It has PPAs signed with an 18-year average contract life. The total equity investment was approximately $130 million (Note 5). In addition, on July 15, 2021, the Company repaid $40 million of project debt.

On May 14, 2021, the Company closed the acquisition of Calgary District Heating, a district heating asset of approximately 55 MWt in Canada for a total equity investment of approximately $22.7 million (Note 5). Calgary District Heating has been in operation since 2010 and provides heating services to a diverse range of government, institutional and commercial customers in the city of Calgary.

On June 16, 2021, the Company acquired a 49% interest in a 596 MW portfolio of wind assets in the United States (Vento II) for a total equity investment net of cash consolidated at the transaction date of approximately $180.7 million (Note 7). EDP Renewables owns the remaining 51%. The assets have PPAs with investment grade off-takers with five-year average remaining contract life at the time of the investment.

On August 6, 2021, the Company closed the acquisition of Italy PV 1 and Italy PV 2, two solar PV plants in Italy with a combined capacity of 3.7 MW for a total equity investment of $9 million (Note 5). Italy PV 1 and Italy PV 2 have regulated revenues under a feed in tariff until 2030 and 2031, respectively.

On November 25, 2021, the Company closed the acquisition of La Sierpe, a 20 MW solar PV plant in Colombia for a total equity investment of approximately $23.5 million. The asset was acquired under a Right of First Offer (“ROFO”) agreement with Liberty GES. The Company also acquired two additional solar projects in Colombia which are currently in construction with a combined capacity of approximately 30 MW, La Tolua and Tierra Linda.

On December 14, 2021, the Company closed the acquisition of Italy PV 3, a 2.5 MW solar PV portfolio in Italy for a total equity investment of approximately $4 million. Italy PV 3 has regulated revenues under a feed in tariff until 2032.

The following table provides an overview of the main contracted concessional assets the Company owned or had an interest in as of December 31, 2021:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Remaining(16)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	BBB+/A3/BBB+	2013	22

Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB-/ -- /BB	2014	18

Coso	Renewable (Geothermal)	100%	California (USA)	USD	135 MW	Investment Grade(11)	1987-1989	17

Elkhorn Valley	Renewable (Wind)	49%	Oregon (USA)	USD	101 MW	BBB/A3/--	2007	6

Prairie Star	Renewable (Wind)	49%	Minnesota (USA)	USD	101 MW	--/A3/A-	2007	6

Twin Groves II	Renewable (Wind)	49%	Illinois (USA)	USD	198 MW	BBB-/Baa2/--	2008	4

Lone Star II	Renewable (Wind)	49%	Texas (USA)	USD	196 MW	Not rated	2008	1

Chile PV 1	Renewable (Solar)	35%(1)	Chile	USD	55 MW	N/A	2016	N/A

Chile PV 2	Renewable (Solar)	35%(1)	Chile	USD	40 MW	Not rated	2017	9

La Sierpe	Renewable (Solar)	100%	Colombia	COP	20 MW	Not rated	2021	14

Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	12

Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	13

Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-	2015	14

Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB+/Baa1/BBB	2012	11

Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/16

Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	15/15

PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007&2009	10/12

Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	15/15

Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	15/16

Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	13/13/14

Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	17/17

Seville PV	Renewable (Solar)	80%(4)	Spain	Euro	1 MW	A/Baa1/A-	2006	14

Italy PV 1	Renewable (Solar)	100%	Italy	Euro	1.6 MW	BBB/Baa3/BBB	2010	9

Italy PV 2	Renewable (Solar)	100%	Italy	Euro	2.1 MW	BBB/Baa3/BBB	2011	9

Italy PV 3	Renewable (Solar)	100%	Italy	Euro	2.5 MW	BBB/Baa3/BBB	2012	10

Kaxu	Renewable (Solar)	51%(5)	South Africa	Rand	100 MW	BB-/Ba2/BB-(13)	2015	13

Calgary	Efficient natural gas &heat	100%	Canada	CAD	55 MWt	~41% A+ or higher(14)	2010	19

ACT	Efficient natural gas & heat	100%	Mexico	USD	300 MW	BBB/ Ba3/BB-	2013	11

Monterrey	Efficient natural gas &heat	30%	Mexico	USD	142 MW	Not rated	2018	17

ATN (15)	Transmission line	100%	Peru	USD	379 miles	BBB+/Baa1/BBB	2011	19

ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/Baa1/BBB	2014	22

ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	11

Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/32 miles	Not rated	2014	13/13

Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB/ -- /A-	2007	16

Chile TL3	Transmission line	100%	Chile	USD	50 miles	A/A1/A-	1993	Regulated

Skikda	Water	34.2%(6)	Algeria	USD	3.5 M ft3/day	Not rated	2009	12

Honaine	Water	25.5%(7)	Algeria	USD	7 M ft3/day	Not rated	2012	16

Tenes	Water	51%(8)	Algeria	USD	7 M ft3/day	Not rated	2015	18

(1)	65% of the shares in Chile PV 1 and Chile PV 2 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
(2)	Itochu Corporation holds 30% of the shares in each of Solaben 2 and Solaben 3.
(3)	JGC holds 13% of the shares in each of Solacor 1 and Solacor 2.
(4)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”) holds 20% of the shares in Seville PV.
(5)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).
(6)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.8%.
(7)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
(8)	Algerian Energy Company, SPA owns 49% of Tenes.
(9)	Certain contracts denominated in U.S. dollars are payable in local currency.
(10)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.
(11)
Refers to the credit rating of  two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.

(12)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
(13)	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.
(14)	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~41% A+ rating or higher, the rest is unrated).
(15)	Including ATN Expansion 1 & 2.
(16)	As of December 31, 2021.
(*)	Commercial Operation Date.

The Kaxu project financing arrangement contains cross-default provisions related to Abengoa such that debt defaults by Abengoa, subject to certain threshold amounts and/or a restructuring process, could trigger a default under the Kaxu project financing arrangement. The insolvency filing by the individual company Abengoa S.A. in February 2021 represents a theoretical event of default under the Kaxu project finance agreement. In September 2021, the Company obtained a waiver for such theoretical event of default which was conditional upon the replacement of the operation and maintenance supplier of the plant. On February 1, 2022, the Company transferred the employees performing the operation and maintenance services to an Atlantica subsidiary. The waiver has been extended until April 30, 2022 and is subject to the lenders receiving certain documentation from the Company, including formal evidence of the approval by the client and the department of energy of South Africa of the operation and maintenance internalization and the Company is currently working on obtaining such documentation. Although the Company does not expect the acceleration of debt to be declared by the credit entities, as of December 31, 2021 Kaxu did not have what International Accounting Standards define as an unconditional right to defer the settlement of the debt for at least twelve months, as the cross-default provisions make that right conditional. Therefore, Kaxu total debt (Note 15) has been presented as current in the Consolidated Financial Statements of the Company as of December 31, 2021 for an amount of $315 million, in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”.

Outbreak of COVID-19

The outbreak of the COVID-19 coronavirus disease (“COVID-19”) was declared a pandemic by the World Health Organization in March 2020 and continues to spread in key markets of the Company.

Main risks and uncertainties identified by the Company, which may affect its business, financial condition, results of operations and cash flows, are:

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COVID-19 can affect the operation and maintenance activities of the Company. The Company may experience delays in certain operation and maintenance activities, or certain activities may take longer than usual.

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The rapid increase in demand in 2021 after the slowdown in 2020 caused tensions in the supply chains, including delays to obtain some components and increased prices. If the Company was to experience a shortage of or inability to acquire critical spare parts, it could incur significant delays in returning facilities to full operation. Supply chain tensions may also affect its projects in development and construction where the Company can experience delays or an increase in prices of equipment and materials required for the construction of new assets.

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The Company could also experience commercial disputes with its clients, suppliers and partners related to implications of COVID-19 in contractual relations. All the risks referred to can cause delays in distributions from its assets to the holding company.

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Many governments have implemented and may continue to implement stimulus measures to reduce the negative impact of COVID-19 in the economy. In many cases, these measures may increase government spending which may translate into increased tax pressure on companies in the countries where the Company operates.

Measures taken by the Company so far have focused on reinforcing safety measures in all its assets while it continues to provide a reliable service to its clients. For example, the Company has implemented the use of additional protection equipment, reinforced access control to its plants, reduced contact between employees, changed shifts, tested employees, identified and isolated potential cases together with their close contacts and taken additional measures to increase safety measures for its employees and operation and maintenance suppliers’ employees working at its assets. The Company has also reinforced its physical and cyber-security measures. The Company has implemented protocols to decide which offices to keep open and under what limitations, depending on health and safety indicators in each specific region.

COVID-19 did not have any material impact on the business disclosed in these Consolidated Financial Statements.

The Consolidated Financial Statements were approved by the Board of Directors of the Company on February 25, 2022.